FAIR VALUE MEASUREMENTS - Recurring Fair Value (Details)	Dec. 31, 2015 USD ($)
Recurring | Significant Unobservable Inputs (Level 3) | Warrants | March 2017
Liabilities:
Fair value of liabilities	$ 0